Ordinary Shares and Equity Incentive Plan - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Share Options, beginning balance (in shares)	13,785,214
Outstanding Share Options, Options exercised (in shares)	(3,010,478)
Outstanding Share Options, Options forfeited (in shares)	(405,202)
Outstanding Share Options, ending balance (in shares)	10,369,534	13,785,214
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, beginning balance (in dollars per share)	$ 2.17
Weighted-Average Exercise Price, Options exercised (in dollars per share)	1.22
Weighted-Average Exercise Price, Options forfeited (in dollars per share)	3.72
Weighted-Average Exercise Price, ending balance (in dollars per share)	$ 2.39	$ 2.17
Stock Options Additional Disclosures
Weighted-Average Remaining Contractual Life, Options outstanding	5 years 6 months	6 years 1 month 6 days
Aggregate Intrinsic Value, Options outstanding	$ 24,303	$ 34,326
Aggregate Intrinsic Value, Options exercised	$ 11,300	$ 17,400	$ 68,600
Outstanding Share Options, Options exercisable (in shares)	8,849,876
Weighted-Average Exercise Price, Options exercisable (in dollars per share)	$ 2.13
Weighted-Average Remaining Contractual Life, Options exercisable	5 years 2 months 12 days
Aggregate Intrinsic Value, Options exercisable	$ 22,904
Share-based Payment Arrangement, Option
Stock Options Additional Disclosures
Share-based payment arrangement, nonvested award, cost not yet recognized amount	$ 6,400